Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Inventories
Schedule of inventories
	December 31, 2021	December 31, 2020
	$’000	$’000

Gold held on carbon	$1,669	$1,421
Materials and supplies	2,090	1,868
	$3,759	$3,289